Performance Management - Nuveen Global Infrastructure Fund	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the potential risks of investing in the Fund. The ETF Class shares of the Fund are a new class of shares for which performance information is not available, and therefore, for periods prior to the inception of the ETF Class shares, the bar chart and table show performance for the Class R6 shares of the Fund, a mutual fund class of shares of the Fund not offered in this Prospectus. Returns of the ETF Class shares of the Fund may vary from the returns of the Class R6 shares of the Fund due to differences in expenses. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.nuveen.com/etf or by calling (800) 257-8787.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows the variability of the Fund’s performance from year to year for Class R6 shares.
Performance One Year or Less [Text]	The ETF Class shares of the Fund are a new class of shares for which performance information is not available,
Bar Chart Narrative [Text Block]	The bar chart below shows the variability of the Fund’s performance from year to year for Class R6 shares.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	The ETF Class shares of the Fund are a new class of shares for which performance information is not available, and therefore, for periods prior to the inception of the ETF Class shares, the bar chart and table show performance for the Class R6 shares of the Fund, a mutual fund class of shares of the Fund not offered in this Prospectus.
Bar Chart [Heading]	Annual Total Return*
Bar Chart Closing [Text Block]	During the period reflected in the bar chart above, the Fund’s highest and lowest quarterly returns were 14.68% and -22.77%, respectively, for the quarters ended March 31, 2019 and March 31, 2020.
Performance Table Heading	Average Annual Total Returnsfor the Periods EndedDecember 31, 2025
Performance Table Narrative
The table below shows the variability of the average annual returns of the Class R6 shares of the Fund and how they compare over the time periods indicated with those of broad measures of market performance and an index of funds with similar investment objectives. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class R6 shares only; after-tax returns for the ETF Class will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.
Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers had not been in place, returns would have been reduced.

Performance Table Uses Highest Federal Rate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class R6 shares only; after-tax returns for the ETF Class will vary.
Performance Availability Website Address [Text]	www.nuveen.com/etf
Performance Availability Phone [Text]	(800) 257-8787
Class R6
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	10.36%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	highest
Highest Quarterly Return	14.68%
Highest Quarterly Return, Date	Mar. 31, 2019
Lowest Quarterly Return, Label [Optional Text]	lowest
Lowest Quarterly Return	(22.77%)
Lowest Quarterly Return, Date	Mar. 31, 2020